INCOME TAXES - Deferred Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Change in the valuation allowance	$ 841,627	$ 389,814
U.S Federal and State
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 0	$ 120,763